ACCOUNTS RECEIVABLE, NET (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable, net consisted of the following:

(dollars in millions)	September 30, 2020	December 31, 2019
Trade receivables	$2,578	$2,444
Receivables from affiliates	213	143
Other receivables	169	184
Accounts receivable	2,960	2,771
Less: Allowance for expected credit losses	(88)	(45)
Accounts receivable, net	$2,872	$2,726

(dollars in millions)	2019	2018
Trade receivables	$2,444	$2,549
Receivables from affiliates	143	113
Miscellaneous receivables	184	152
	$2,771	$2,814
Less: Allowance for doubtful accounts	(45)	(141)
	2,726	2,673

Accounts Receivable, Allowance for Credit Loss
The changes in the allowance for expected credit losses related to Accounts receivable, net are as follows:

(dollars in millions)
Balance as of January 1, 2020	$45
Provision for expected credit losses	38
Write-offs charged against the allowance for expected credit losses	(2)
Other (including impact of adoption of ASU 2016-13)	7
Balance as of September 30, 2020	$88